

SUSQUEHANNA TRUST & INVESTMENT COMPANY
P.O. BOX 309
1060 MAIN ST
BLUE BALL, PA 17506

April 22, 2010

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [_]; Amendment Number:
                                              ---------------

This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Susquehanna Trust & Investment Co
Address: P.O. Box 309
         Blue Ball, PA 17506

Form 13F File Number: 28-10422

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert R. Magill
Title: Sr. V.P.
Phone: (717) 354-3531

Signature, Place, and Date of Signing:


     /s/ Robert R. Magill            Blue Ball, PA
-----------------------------     --------------------     -----------------
         [Signature]                 [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).) List of Other Managers Reporting for this
     Manager:

[If there are no entries in this list, omit this section.]

Form 13F File Number Name

28-06587

Susquehanna Bancshares

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[Repeat as necessary.]

Report Summary:

Number of Other Included Managers:              1
Form 13F Information Table Entry Total:       134
                                        ---------
Form 13F Information Table Value Total: $ 300,774
                                        ---------
                                      (thousands)

List of Included Managers:

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
REPORT PTR289 36 SUSQUEHANNA TRUST & INVESTMENT CO SECURITIES AND EXCHANGE COMMISSION FORM 13F 4/21/2010       PAGE  1
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ASSETS AS OF 03/31/10

REQUESTED MODEL: BNK

FOR PRINT LOCATION CODE: LI


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REPORT PTR289 36 SUSQUEHANNA TRUST & INVESTMENT CO SECURITIES AND EXCHANGE COMMISSION FORM 13F 4/21/2010       PAGE  1
                                                AS OF 03/31/10

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                                                                                       INVESTMENT
                                                           MARKET                      DISCRETION           VOTING AUTHORITY
                                                           VALUE         SHS OR   PUT  SOLE  SHR OTH  OTH  SOLE     SHARED  NONE
NAME OF ISSUER                TITLE OF CLASS  CUSIP      (X$1000)        PRN AMT  CALL  (A)  (B) (C)  MGR   (A)      (B)     (C)
----------------------------- --------------- ---------- ------------ ------ ---- ---- ---- ---- --- ---- -------- ----- -------
BUNGE LIMITED                 COM             G16962105     5,516      89,500 SH         X                 89,500
BUNGE LIMITED                 COM             G16962105       118       1,910 SH                   X          810          1,100
FOSTER WHEELER AG             COM             H27178104     3,050     112,385 SH         X                112,385
FOSTER WHEELER AG             COM             H27178104        54       1,975 SH                   X        1,075            900
AT&T INC                      COM             00206R102     8,700     336,703 SH         X                336,703
AT&T INC                      COM             00206R102       452      17,478 SH                   X       14,478          3,000
ABBOTT LABS                   COM             002824100     6,672     126,650 SH         X                126,650
ABBOTT LABS                   COM             002824100       220       4,175 SH                   X       2,875           1,300
ADVENT CLAYMORE ENH GRW & IN  COM             00765E104       131      11,190 SH                   X       11,190
ALLIED IRISH BKS P L C        SPON ADR ORD    019228402        57      17,607 SH         X                 17,607
ALLIED IRISH BKS P L C        SPON ADR ORD    019228402        48      14,772 SH                   X       14,772
ARCHER DANIELS MIDLAND CO     COM             039483102     7,600     262,990 SH         X                262,990
ARCHER DANIELS MIDLAND CO     COM             039483102       296      10,225 SH                   X        6,425          3,800
BP PLC                        SPONSORED ADR   055622104     6,853     120,080 SH         X                120,080
BP PLC                        SPONSORED ADR   055622104       392       6,875 SH                   X        5,471          1,404
BANK OF AMERICA CORPORATION   COM             060505104       195      10,922 SH         X                 10,922
BANK OF AMERICA CORPORATION   COM             060505104        38       2,152 SH                   X        2,152
BARRICK GOLD CORP             COM             067901108     7,587     197,898 SH         X                197,898
BARRICK GOLD CORP             COM             067901108       278       7,263 SH                   X        5,020          2,243
BLACKLIGHT POWER INC                          107003998       205          29 SH         X                     29
BRISTOL MYERS SQUIBB CO       COM             110122108     7,285     272,860 SH         X                272,860
BRISTOL MYERS SQUIBB CO       COM             110122108       332      12,425 SH                   X        9,625          2,800
CAMECO CORP                   COM             13321L108     4,865     177,475 SH         X                177,475
CAMECO CORP                   COM             13321L108       207       7,550 SH                   X        6,850            700
CAMPBELL SOUP CO              COM             134429109       205       5,791 SH         X                  5,791
CENTRAL FD CDA LTD            CL A            153501101    12,771     912,212 SH         X                912,212
CENTRAL FD CDA LTD            CL A            153501101       442      31,575 SH                   X       22,575          9,000
CHEVRON CORP NEW              COM             166764100     5,735      75,629 SH         X                 75,629
CHEVRON CORP NEW              COM             166764100       278       3,663 SH                   X        2,537          1,126
CISCO SYS INC                 COM             17275R102     2,334      89,650 SH         X                 89,650
CISCO SYS INC                 COM             17275R102        66       2,550 SH                   X        1,300          1,250
COCA COLA CO                  COM             191216100     8,870     161,270 SH         X                161,270
COCA COLA CO                  COM             191216100       449       8,160 SH                   X        6,560          1,600
CONOCOPHILLIPS                COM             20825C104     4,258      83,214 SH         X                 83,214
CONOCOPHILLIPS                COM             20825C104       265       5,180 SH                   X        4,180          1,000
DEERE & CO                    COM             244199105     6,365     107,055 SH         X                107,055
DEERE & CO                    COM             244199105       370       6,229 SH                   X        4,925          1,304
DISNEY WALT CO                COM DISNEY      254687106       199       5,688 SH         X                  5,688
DISNEY WALT CO                COM DISNEY      254687106        21         600 SH                   X          600
EATON VANCE TX MGD DIV EQ IN  COM             27828N102       146      11,010 SH                   X       11,010
EXELON CORP                   COM             30161N101       907      20,692 SH         X                 20,692
EXELON CORP                   COM             30161N101       187       4,275 SH                   X        3,075          1,200
EXXON MOBIL CORP              COM             30231G102     2,456      36,667 SH         X                 36,667
EXXON MOBIL CORP              COM             30231G102     1,552      23,173 SH                   X       21,672          1,501
FLUOR CORP NEW                COM             343412102     3,723      80,050 SH         X                 80,050
FLUOR CORP NEW                COM             343412102       112       2,400 SH                   X        1,400          1,000
FULTON FINL CORP PA           COM             360271100       228      22,397 SH         X                 22,182            215
FULTON FINL CORP PA           COM             360271100       203      19,917 SH                   X       19,917
GENERAL ELECTRIC CO           COM             369604103     6,694     367,779 SH         X                367,779
GENERAL ELECTRIC CO           COM             369604103       497      27,331 SH                   X       24,127          3,204
GOLD FIELDS LTD NEW           SPONSORED ADR   38059T106     3,511     278,225 SH         X                278,225
GOLD FIELDS LTD NEW           SPONSORED ADR   38059T106       180      14,225 SH                   X       11,425          2,800
GOLDCORP INC NEW              COM             380956409     9,273     249,138 SH         X                249,138

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
GOLDCORP INC NEW              COM             380956409       288       7,725 SH                   X        5,825          1,900
INTEL CORP                    COM             458140100     6,098     273,576 SH         X                273,576
INTEL CORP                    COM             458140100       322      14,426 SH                   X       11,819          2,607
INTERNATIONAL BUSINESS MACHS  COM             459200101       402       3,132 SH         X                  3,132
INTERNATIONAL BUSINESS MACHS  COM             459200101        91         710 SH                   X          710
ISHARES INC                   MSCI JAPAN      464286848     7,667     734,385 SH         X                734,385
ISHARES INC                   MSCI JAPAN      464286848       168      16,104 SH                   X        8,525          7,579
ISHARES TR INDEX              MSCI EAFE IDX   464287465       792      14,153 SH         X                 14,153
ISHARES TR INDEX              MSCI EAFE IDX   464287465       200       3,575 SH                   X        3,485             90
JAPAN SMALLER CAPTLZTN FD IN  COM             47109U104     1,342     151,860 SH         X                151,860
JAPAN SMALLER CAPTLZTN FD IN  COM             47109U104        18       2,000 SH                   X        2,000
JOHNSON & JOHNSON             COM             478160104     5,472      83,925 SH         X                 83,925
JOHNSON & JOHNSON             COM             478160104       728      11,173 SH                   X        9,873          1,300
KIMBERLY CLARK CORP           COM             494368103     3,946      62,750 SH         X                 62,750
KIMBERLY CLARK CORP           COM             494368103        66       1,050 SH                   X          650            400
KRAFT FOODS INC               CL A            50075N104        53       1,764 SH         X                  1,764
KRAFT FOODS INC               CL A            50075N104       179       5,907 SH                   X        5,407            500
KROGER CO                     COM             501044101     4,170     192,500 SH         X                192,500
KROGER CO                     COM             501044101       116       5,375 SH                   X        4,275          1,100
MARKET VECTORS ETF TR         AGRIBUS ETF     57060U605     3,863      85,650 SH         X                 85,650
MARKET VECTORS ETF TR         AGRIBUS ETF     57060U605        90       2,000 SH                   X        2,000
MERCERSBURG FINL CORP         COM             58817A108       162      10,120 SH         X                 10,120
MERCK & CO INC NEW            COM             58933Y105     5,753     154,032 SH         X                154,032
MERCK & CO INC NEW            COM             58933Y105       356       9,536 SH                   X        7,836          1,700
MICROSOFT CORP                COM             594918104     4,554     155,479 SH         X                155,479
MICROSOFT CORP                COM             594918104       424      14,469 SH                   X       12,869          1,600
MONSANTO CO NEW               COM             61166W101       134       1,875 SH         X                  1,875
MONSANTO CO NEW               COM             61166W101        95       1,330 SH                   X          830            500
NEWMONT MINING CORP           COM             651639106    10,134     198,986 SH         X                198,986
NEWMONT MINING CORP           COM             651639106       336       6,607 SH                   X        4,300          2,307
NIPPON TELEG & TEL CORP       SPONSORED ADR   654624105     6,901     328,300 SH         X                328,300
NIPPON TELEG & TEL CORP       SPONSORED ADR   654624105       275      13,100 SH                   X       11,000          2,100
ORACLE CORP                   COM             68389X105     4,933     191,875 SH         X                191,875
ORACLE CORP                   COM             68389X105       424      16,474 SH                   X       15,174          1,300
PPL CORP                      COM             69351T106       202       7,293 SH         X                  7,293
PPL CORP                      COM             69351T106       186       6,706 SH                   X        5,306          1,400
PARAGON TECHNOLOGIES INC      COM             69912T108        28      10,500 SH         X                 10,500
PAYCHEX INC                   COM             704326107     3,960     128,890 SH         X                128,890
PAYCHEX INC                   COM             704326107       145       4,705 SH                   X        3,230          1,475
PEPSICO INC                   COM             713448108     6,700     101,275 SH         X                101,275
PEPSICO INC                   COM             713448108       292       4,410 SH                   X        3,485            925
PFIZER INC                    COM             717081103     7,105     414,309 SH         X                414,309
PFIZER INC                    COM             717081103       344      20,050 SH                   X       15,400          4,650
POTASH CORP SASK INC          COM             73755L107     3,860      32,339 SH         X                 32,339
POTASH CORP SASK INC          COM             73755L107        52         435 SH                   X          185            250
POWERSHS DB MULTI SECT COMM   DB AGRICULT FD  73936B408       561      23,150 SH         X                 23,150
PROCTER & GAMBLE CO           COM             742718109     5,814      91,897 SH         X                 91,897
PROCTER & GAMBLE CO           COM             742718109       505       7,980 SH                   X        7,230            750
PROGRESS ENERGY INC           COM             743263105     4,943     125,580 SH         X                125,580
PROGRESS ENERGY INC           COM             743263105       279       7,100 SH                   X        5,700          1,400
QUALCOMM INC                  COM             747525103     3,072      73,210 SH         X                 73,210
QUALCOMM INC                  COM             747525103       104       2,490 SH                   X        2,090            400
ROYAL DUTCH SHELL PLC         SPON ADR B      780259107     2,272      41,060 SH         X                 41,060
ROYAL DUTCH SHELL PLC         SPON ADR B      780259107       113       2,036 SH                   X        1,736            300
RYDEX ETF TRUST               S&P 500 EQ TRD  78355W106       780      18,318 SH         X                 18,318
RYDEX ETF TRUST               S&P 500 EQ TRD  78355W106        21         505 SH                   X          505
SPDR S&P 500 ETF TR           UNIT SER 1 S&P  78462F103     6,185      52,867 SH         X                 52,867
SPDR S&P 500 ETF TR           UNIT SER 1 S&P  78462F103       239       2,047 SH                   X        2,047
SPDR DOW JONES INDL AVRG ETF  UT SER 1        78467X109       354       3,262 SH         X                  3,262
SCHLUMBERGER LTD              COM             806857108        41         650 SH         X                    650

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
SCHLUMBERGER LTD              COM             806857108       160       2,525 SH                   X        2,025            500
SHAW GROUP INC                COM             820280105     5,683     165,100 SH         X                165,100
SHAW GROUP INC                COM             820280105       211       6,125 SH                   X        4,625          1,500
SOUTHERN CO                   COM             842587107     3,824     115,325 SH         X                115,325
SOUTHERN CO                   COM             842587107       158       4,775 SH                   X        3,675          1,100
SUSQUEHANNA BANCSHARES INC P  COM             869099101     2,480     252,770 SH         X                               252,770
SUSQUEHANNA BANCSHARES INC P  COM             869099101        70       7,164 SH                   X                       7,164
TEMPLETON EMERGING MKTS FD I  COM             880191101     1,414      71,530 SH         X                 71,530
TEMPLETON EMERGING MKTS FD I  COM             880191101         4         200 SH                   X          200
TYSON FOODS INC               CL A            902494103     5,083     265,412 SH         X                265,412
TYSON FOODS INC               CL A            902494103       255      13,325 SH                   X       11,025          2,300
UNITEDHEALTH GROUP INC        COM             91324P102     3,695     113,100 SH         X                113,100
UNITEDHEALTH GROUP INC        COM             91324P102       124       3,800 SH                   X        3,000            800
VERIZON COMMUNICATIONS INC    COM             92343V104     9,123     294,111 SH         X                294,111
VERIZON COMMUNICATIONS INC    COM             92343V104       447      14,398 SH                   X       11,998          2,400
VODAFONE GROUP PLC NEW        SPONS ADR NEW   92857W209     4,912     210,725 SH         X                210,725
VODAFONE GROUP PLC NEW        SPONS ADR NEW   92857W209       141       6,067 SH                   X        4,667          1,400
WAL MART STORES INC           COM             931142103     4,534      81,553 SH         X                 81,553
WAL MART STORES INC           COM             931142103       299       5,380 SH                   X        4,380          1,000
WASTE MGMT INC DEL            COM             94106L109     5,756     167,172 SH         X                167,172
WASTE MGMT INC DEL            COM             94106L109       244       7,081 SH                   X        5,525          1,556

FINAL TOTALS                                              300,774

FORM 13F INFORMATION TABLE ENTRY TOTAL      134